General and administrative expenses	6 Months Ended
Jun. 30, 2023
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General and administrative expenses

4. General and administrative expenses

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Personnel expenses (Note 5)	(3,434,343)	(3,825,151)	(6,735,927)	(6,270,034)
Consulting fees	(126,447)	(254,899)	(304,316)	(432,811)
Professional fees	(1,294,705)	(911,170)	(2,177,175)	(1,795,170)
Accounting, tax and auditing fees	(537,961)	(290,159)	(897,314)	(594,657)
Facilities, communication & office expenses	(1,419,334)	(1,618,732)	(2,910,607)	(3,246,830)
Travel expenses	(455,717)	(260,446)	(778,450)	(404,200)
Other expenses	(504,923)	(499,576)	(1,301,237)	(781,436)
	(7,773,430)	(7,660,133)	(15,105,026)	(13,525,138)

In 2022 and 2021 the Group entered into a number of short-term rental arrangements, the expenses are included in "Other expenses".

Depreciation expense in the six months of 2023 was €123,593 (2022: 68,195), which related to property, plant and equipment and leases and is included in the 'Other expenses' line. For the second quarter of 2023 a total of €61,724 (2022: €35,345) depreciation charge was included in the 'Other expenses'.